Income Taxes	9 Months Ended
Jul. 31, 2022
Income Taxes
Income Taxes
NOTE 16:  INCOME TAXES
The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank. As at July 31, 2022, the CRA has reassessed the Bank for $1,186 million of income tax and interest for the years 2011 to 2016, the RQA has reassessed the Bank for $34 million for the years 2011 to 2015, and the ATRA has reassessed the Bank for $54 million for the years 2011 to 2016. On August 12, 2022, the CRA reassessed the Bank for $460 million of additional income tax and interest in respect of its 2017 taxation year. In total, the Bank has been reassessed for $1,734 million of income tax and interest related to these transactions. The Bank expects to continue to be reassessed for open years. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.
Proposed Tax Measures in the Canadian Federal Budget
The Canadian Federal budget presented on April 7, 2022, proposed to introduce a tax on bank and life insurer groups, referred to as the Canada Recovery Dividend (“CRD”), and also an additional permanent tax. On August 9, 2022, the first draft of the legislation was released by the Ministry of Finance. This draft legislation proposes the CRD to be a 15% tax on an average of 2020 and 2021 taxable income above $1 billion, paid in equal instalments over five years. The draft legislation also proposes to introduce an additional permanent tax on bank and life insurer groups of 1.5% of taxable income above $100 million. The additional tax would apply to taxation years that end after April 7, 2022 and will be prorated for the first year.
These taxes, if enacted as proposed, will result in higher amounts of taxes payable in each of the impacted years, as well as revaluation adjustments to the deferred tax assets and liabilities. The Bank is continuing to monitor the status of the Budget proposals and draft legislation, and will determine the impact to the Bank’s results when the legislation is substantively enacted.